Stock Award Plans - Other Stock Option Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Compensation cost for stock options	$ 0	$ 89	$ 232
Weighted average grant date fair value per stock option (in dollars per share)	$ 3.06	$ 2.73	$ 2.96
Total intrinsic value of options exercised	$ 2,605	$ 1,651	$ 831
Grant date fair value of options exercised	1,328	1,422	368
Proceeds from exercise of common stock options and related tax benefit	$ 7,238	$ 9,283	$ 2,070